Accrued Liabilities	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued Liabilities
8.	Accrued Liabilities

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31,
	2017	2018
Interest on long-term debt	2,839,121	3,656,811
Administrative expenses	204,472	251,257
Other operating costs	563,333	660,000
Vessel operating and voyage expenses	2,273,553	2,311,420

Total	5,880,479	6,879,488